PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
PROPERTY AND EQUIPMENT, NET
Depreciation expense	$ 265,634	$ 301,916	$ 387,779